Government Grants (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Government Grants [Abstract]
Summary of Government Grants	These grants were recorded as a reduction of salaries expense and other related charges and are recognized as follows in the consolidated statement of operations:

Cost of sales and other production expenses	$278
Research and development expenses	2,084
Administration, selling and marketing expenses	583
Total	$2,945